UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-01682)

Exact name of registrant as specified in charter:	Putnam Voyager Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2011

Date of reporting period: April 30, 2011

Item 1. Schedule of Investments:

Putnam Voyager Fund

The fund's portfolio
4/30/11 (Unaudited)

COMMON STOCKS (95.8%)(a)
			Shares	Value

Aerospace and defense (2.6%)

Embraer SA ADR (Brazil)			473,900	$15,392,272

L-3 Communications Holdings, Inc.			218,100	17,489,439

Northrop Grumman Corp.			397,600	25,291,336

Precision Castparts Corp.			455,300	70,352,956

Safran SA (France)(S)			266,586	10,377,073

				138,903,076
Air freight and logistics (0.2%)

TNT NV (Netherlands)			475,423	11,727,458

				11,727,458
Airlines (2.7%)

China Southern Airlines Co., Ltd. (China)(NON)			11,314,000	5,940,778

Delta Air Lines, Inc.(NON)			5,522,283	57,321,298

United Continental Holdings, Inc.(NON)			2,329,862	53,167,451

US Airways Group, Inc.(NON)(S)			3,075,919	27,960,104

				144,389,631
Auto components (0.2%)

Visteon Corp. 144A(NON)			120,397	8,118,370

				8,118,370
Automobiles (1.9%)

Fiat SpA (Italy)			988,153	10,564,699

Ford Motor Co.(NON)			1,050,500	16,251,235

General Motors Co.(NON)			388,699	12,473,351

Nissan Motor Co., Ltd. (Japan)			3,633,300	35,019,091

Porsche Automobil Holding SE (Preference) (Germany)			265,926	19,303,205

Volkswagen AG (Preference) (Germany)(NON)(S)			40,977	8,083,528

				101,695,109
Biotechnology (2.4%)

Celgene Corp.(NON)			921,300	54,246,144

Cubist Pharmaceuticals, Inc.(NON)			168,300	5,696,955

Dendreon Corp.(NON)			1,104,575	47,971,692

Human Genome Sciences, Inc.(NON)(S)			672,000	19,803,840

				127,718,631
Capital markets (3.1%)

Blackstone Group LP (The)			770,063	14,584,993

Goldman Sachs Group, Inc. (The)			598,451	90,372,086

KKR & Co. LP			1,444,242	27,382,828

Morgan Stanley			526,700	13,773,205

State Street Corp.			347,403	16,171,610

				162,284,722
Chemicals (1.5%)

CF Industries Holdings, Inc.			65,100	9,214,905

Dow Chemical Co. (The)			393,600	16,133,664

Huabao International Holdings, Ltd. (China)			5,017,000	7,442,067

Huntsman Corp.			829,200	17,288,820

Monsanto Co.			225,400	15,336,216

Mosaic Co. (The)(S)			60,200	4,506,572

Potash Corp. of Saskatchewan, Inc. (Canada)			127,200	7,171,536

				77,093,780
Commercial banks (2.0%)

Bond Street Holdings, LLC 144A Class A(F)(NON)			33,388	684,454

China Construction Bank Corp. (China)			6,081,000	5,761,552

Comerica, Inc.(S)			141,000	5,348,130

First Horizon National Corp.(S)			1,265,600	13,858,320

SunTrust Banks, Inc.			284,300	8,014,417

Wells Fargo & Co.			2,518,700	73,319,357

				106,986,230
Communications equipment (4.5%)

Alcatel-Lucent ADR (France)(NON)(S)			1,081,000	7,069,740

Cisco Systems, Inc.			3,978,320	69,859,299

Polycom, Inc.(NON)			114,000	6,820,620

Qualcomm, Inc.			2,666,509	151,564,372

Sycamore Networks, Inc.			210,400	5,154,800

				240,468,831
Computers and peripherals (13.5%)

Apple, Inc.(NON)			1,029,200	358,398,316

EMC Corp.(NON)(S)			1,716,600	48,648,444

Fujitsu, Ltd. (Japan)			3,165,193	18,117,487

Hewlett-Packard Co.			4,031,600	162,755,691

SanDisk Corp.(NON)			1,622,600	79,734,564

Seagate Technology(NON)			1,483,823	26,144,961

Western Digital Corp.(NON)			520,123	20,700,895

				714,500,358
Consumer finance (0.1%)

Air Lease Corp. 144A(F)			140,172	3,675,310

Green Dot Corp. Class A(NON)(S)			35,030	1,511,895

				5,187,205
Construction and engineering (0.7%)

Aecom Technology Corp.(NON)(S)			558,000	15,211,080

KBR, Inc.			229,000	8,786,730

KEPCO Engineering & Construction Co., Inc. (South Korea)			215,581	14,081,715

				38,079,525
Containers and packaging (0.2%)

Rock-Tenn Co. Class A(S)			191,263	13,210,535

				13,210,535
Diversified consumer services (0.2%)

Apollo Group, Inc. Class A(NON)			158,929	6,361,928

Education Management Corp.(NON)(S)			271,200	5,028,048

				11,389,976
Diversified financial services (0.8%)

Bank of America Corp.			399,800	4,909,544

CME Group, Inc.			39,900	11,801,223

JPMorgan Chase & Co.			553,800	25,269,894

				41,980,661
Diversified telecommunication services (0.4%)

Iridium Communications, Inc.(NON)(S)			277,799	2,175,166

Verizon Communications, Inc.			481,400	18,187,292

				20,362,458
Electrical equipment (1.4%)

China Ming Yang Wind Power Group, Ltd. ADS (China)(NON)(S)			1,083,037	9,324,949

Emerson Electric Co.			392,900	23,872,604

GrafTech International, Ltd.(NON)			1,160,100	26,914,320

Mitsubishi Electric Corp. (Japan)			1,464,000	16,312,777

				76,424,650
Electronic equipment, instruments, and components (1.5%)

Corning, Inc.			1,826,000	38,236,440

KEMET Corp.(NON)			948,500	14,919,905

Yokogawa Electric Corp. (Japan)			3,079,200	25,003,700

				78,160,045
Energy equipment and services (3.3%)

National Oilwell Varco, Inc.			1,070,900	82,127,321

Schlumberger, Ltd.			948,487	85,126,708

Weatherford International, Ltd. (Switzerland)(NON)			275,700	5,949,606

				173,203,635
Food and staples retail (0.1%)

Walgreen Co.			186,300	7,958,736

				7,958,736
Health-care equipment and supplies (0.8%)

Baxter International, Inc.			557,100	31,698,990

China Medical Technologies, Inc. ADR (China)(NON)(S)			932,200	11,009,282

				42,708,272
Health-care providers and services (1.7%)

Aetna, Inc.			766,700	31,726,046

Express Scripts, Inc.(NON)			461,776	26,201,170

Lincare Holdings, Inc.(S)			497,400	15,628,308

WellPoint, Inc.			230,200	17,677,058

				91,232,582
Health-care technology (0.3%)

SXC Health Solutions Corp. (Canada)(NON)			322,871	17,809,564

				17,809,564
Hotels, restaurants, and leisure (0.8%)

Las Vegas Sands Corp.(NON)			323,000	15,184,230

Starbucks Corp.			804,900	29,129,331

				44,313,561
Household durables (1.0%)

NVR, Inc.(NON)(S)			10,500	7,762,965

PDG Realty SA Empreendimentos e Participacoes (Brazil)			4,816,200	28,326,982

Pulte Group, Inc.(NON)(S)			777,200	6,318,636

Skyworth Digital Holdings, Ltd. (China)			13,680,000	8,749,028

				51,157,611
Household products (0.5%)

Colgate-Palmolive Co.			190,500	16,068,675

Procter & Gamble Co. (The)			163,400	10,604,660

				26,673,335
Independent power producers and energy traders (0.1%)

China Power New Energy Development Co., Ltd. (China)(NON)			44,092,000	3,472,921

China WindPower Group, Ltd. (China)(NON)			35,310,000	3,688,574

				7,161,495
Industrial conglomerates (2.2%)

General Electric Co.			4,125,800	84,372,610

Tyco International, Ltd.			626,800	30,550,232

				114,922,842
Insurance (4.3%)

Aflac, Inc.			1,047,546	58,861,610

Assured Guaranty, Ltd. (Bermuda)			5,634,672	95,789,424

Employers Holdings, Inc.			208,133	4,195,961

Hartford Financial Services Group, Inc. (The)			1,691,276	48,996,266

MBIA, Inc.(NON)(S)			1,260,057	13,003,788

Ping An Insurance (Group) Co. of China, Ltd. (China)			778,500	8,492,439

				229,339,488
Internet and catalog retail (0.6%)

Priceline.com, Inc.(NON)			53,600	29,319,736

				29,319,736
Internet software and services (2.8%)

Google, Inc. Class A(NON)			174,830	95,125,003

VeriSign, Inc.			507,200	18,746,112

WebMD Health Corp.(NON)(S)			557,200	32,245,164

				146,116,279
IT Services (2.0%)

Mastercard, Inc. Class A			32,500	8,966,425

Unisys Corp.(NON)			2,640,356	78,365,766

Visa, Inc. Class A			244,600	19,108,152

				106,440,343
Leisure equipment and products (0.2%)

Hasbro, Inc.			179,500	8,407,780

				8,407,780
Life sciences tools and services (0.6%)

Sequenom, Inc.(NON)(S)			2,472,899	17,433,938

Thermo Fisher Scientific, Inc.(NON)			279,900	16,791,201

				34,225,139
Machinery (4.5%)

Cummins, Inc.			282,800	33,986,904

Deere & Co.			301,600	29,406,000

Ingersoll-Rand PLC			1,031,300	52,080,650

Meritor, Inc.(NON)			1,592,376	27,404,791

Parker Hannifin Corp.			907,000	85,548,240

Tata Motors, Ltd. (India)			378,745	10,642,186

				239,068,771
Media (2.1%)

CBS Corp. Class B			330,000	8,322,600

Comcast Corp. Class A			919,538	24,128,677

DIRECTV Class A(NON)			484,869	23,559,785

Gannett Co., Inc.(S)			793,100	11,944,086

Interpublic Group of Companies, Inc. (The)			2,164,000	25,427,000

Liberty Media Corp. - Capital Ser. A(NON)			31,985	2,631,406

Walt Disney Co. (The)			358,100	15,434,110

				111,447,664
Metals and mining (3.8%)

Cliffs Natural Resources, Inc.			84,000	7,872,480

Freeport-McMoRan Copper & Gold, Inc. Class B			355,720	19,575,272

Nucor Corp.			262,800	12,341,088

Rio Tinto PLC (United Kingdom)			253,597	18,515,758

Teck Resources, Ltd. Class B (Canada)			548,700	29,832,064

Vedanta Resources PLC (United Kingdom)(S)			2,970,287	115,700,797

				203,837,459
Multiline retail (0.9%)

Kohl's Corp.			268,913	14,174,404

Target Corp.			737,300	36,201,430

				50,375,834
Office electronics (0.7%)

Xerox Corp.			3,861,000	38,957,490

				38,957,490
Oil, gas, and consumable fuels (5.2%)

Apache Corp.			367,320	48,989,468

BG Group PLC (United Kingdom)			208,573	5,368,198

Cairn Energy PLC (United Kingdom)(NON)			4,954,171	37,433,892

Chevron Corp.			318,900	34,900,416

Exxon Mobil Corp.			122,700	10,797,600

Nexen, Inc. (Canada)			796,334	21,071,135

Noble Energy, Inc.			164,300	15,817,161

Nordic American Tanker Shipping (Bermuda)(S)			203,100	4,667,238

Occidental Petroleum Corp.			441,100	50,413,319

Petrohawk Energy Corp.(NON)			102,108	2,757,937

Petroleo Brasileiro SA ADR (Brazil)			827,500	30,890,575

Southwestern Energy Co.(NON)			249,900	10,960,614

				274,067,553
Paper and forest products (0.6%)

International Paper Co.			1,003,700	30,994,256

				30,994,256
Pharmaceuticals (2.3%)

Abbott Laboratories			258,600	13,457,544

Alapis Hldg. Industrial and Commercial SA of Pharmaceutical Chemical Products (Greece)			3,406,504	909,815

Auxilium Pharmaceuticals, Inc.(NON)(S)			926,900	22,579,284

Elan Corp. PLC ADR (Ireland)(NON)			1,799,800	14,578,380

Johnson & Johnson			114,414	7,519,288

Merck & Co., Inc.			159,095	5,719,465

Pfizer, Inc.			905,632	18,982,047

Sanofi-Aventis (France)			179,267	14,192,123

Sanofi-Aventis SA CVR (France)(NON)			2,181,700	5,410,616

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			463,986	21,218,080

				124,566,642
Real estate investment trusts (REITs) (0.1%)

CreXus Investment Corp.(R)			419,800	4,894,868

				4,894,868
Real estate management and development (0.2%)

CB Richard Ellis Group, Inc. Class A(NON)			302,200	8,071,762

				8,071,762
Semiconductors and semiconductor equipment (3.2%)

First Solar, Inc.(NON)(S)			474,843	66,273,838

Lam Research Corp.(NON)			497,200	24,019,732

Marvell Technology Group, Ltd.(NON)			4,603,498	71,031,974

Texas Instruments, Inc.			206,700	7,344,051

				168,669,595
Software (4.0%)

Adobe Systems, Inc.(NON)			151,600	5,086,180

BMC Software, Inc.(NON)			102,300	5,138,529

CA, Inc.			854,400	21,009,696

Informatica Corp.(NON)			150,000	8,401,500

Longtop Financial Technologies Ltd. ADR (Hong Kong)(NON)(S)			729,830	16,464,965

Microsoft Corp.			1,360,800	35,408,016

Nintendo Co., Ltd. (Japan)			32,400	7,725,169

Oracle Corp.			2,052,600	73,996,230

Perfect World Co., Ltd. ADR (China)(NON)			82,835	2,253,940

Salesforce.com, Inc.(NON)(S)			125,150	17,345,790

Synchronoss Technologies, Inc.(NON)			326,800	10,542,568

TiVo, Inc.(NON)(S)			918,400	8,789,088

				212,161,671
Specialty retail (4.7%)

Bed Bath & Beyond, Inc.(NON)			138,300	7,761,396

Best Buy Co., Inc.			2,214,800	69,146,056

hhgregg, Inc.(NON)(S)			840,131	10,384,019

Lowe's Cos., Inc.			2,311,300	60,671,625

Office Depot, Inc.(NON)			7,015,481	30,236,723

OfficeMax, Inc.(NON)(S)			2,876,331	28,648,257

Staples, Inc.			2,051,000	43,358,140

				250,206,216
Textiles, apparel, and luxury goods (1.1%)

Hanesbrands, Inc.(NON)(S)			1,098,200	35,702,482

Pandora A/S (Denmark)(S)			500,408	22,623,158

				58,325,640
Tobacco (0.6%)

Philip Morris International, Inc.			432,069	30,002,871

				30,002,871
Trading companies and distributors (0.5%)

Mitsui & Co., Ltd. (Japan)			708,500	12,614,699

United Rentals, Inc.(NON)(S)			554,600	16,316,332

				28,931,031

Total common stocks (cost $4,731,404,467)				$5,084,250,972

WARRANTS (2.6%)(a)(NON)
	Expiration date	Strike price	Warrants	Value

Bank of America Corp.(W)	10/28/18	$30.79	11,429,421	$24,916,138

Citigroup, Inc.	1/04/19	10.61	3,249,058	2,761,699

Ford Motor Co.	1/01/13	9.20	1,684,327	11,234,461

Hartford Financial Services Group, Inc. (The)(W)	6/26/19	9.79	827,468	16,747,952

JPMorgan Chase & Co.(W)	10/28/18	42.42	3,077,686	51,089,588

Wells Fargo & Co.(W)	10/28/18	34.01	2,911,400	30,424,130

Total warrants (cost $117,363,621)				$137,173,968

PURCHASED OPTIONS OUTSTANDING (0.8%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Best Buy Co., Inc. (Call)	Jan-12/$32.50		1,408,191	$3,281,085

Best Buy Co., Inc. (Call)	Jan-12/35.00		2,061,589	3,061,807

Best Buy Co., Inc. (Call)	Jan-12/32.50		430,378	1,021,102

CurrencyShares Euro Trust (Put)	May-11/142.00		2,026,802	447,396

Financial Select Sector SPDR Fund (Call)	Jun-11/18.00		6,767,514	135,080

Financial Select Sector SPDR Fund (Call)	Jun-11/18.00		1,902,462	37,973

Financial Select Sector SPDR Fund (Call)	Sep-11/19.00		1,977,443	110,994

Financial Select Sector SPDR Fund (Call)	Jun-11/19.00		5,472,572	54,726

General Electric Co. $19.75, JPMorgan Chase & Co. $45.00, Staples, Inc. $20.13 (Call) (woc)	Jun-11/110.00		65,017,621	195,053

Goldman Sachs Group, Inc. (Call)	Jun-11/180.00		865,814	19,711

Hartford Financial Services Group $28.41, Office Depot, Inc. $5.34, Sandisk Corp. $45.87 (Call) (woc)	Jun-11/105.00		30,407,981	182,448

Hartford Financial Services Group $28.41, Office Depot, Inc. $5.34, Sandisk Corp. $45.87 (Call) (woc)	Jun-11/110.00		19,434,332	58,303

Hewlett-Packard Co. $41.21, Staples, Inc. $19.66, Wells Fargo & Co. 32.04 (Call) (woc)	Jun-11/105.00		20,130,649	20,131

Hewlett-Packard Co. $42.18, JPMorgan Chase & Co. $45.09, Staples, Inc. $19.63 (Call) (woc)	Jun-11/105.00		21,138,471	82,440

Hewlett-Packard Co. $42.18, JPMorgan Chase & Co. $45.09, Staples, Inc. $19.63 (Call) (woc)	Jun-11/110.00		41,220,017	41,220

Hewlett-Packard Co. $42.53, Northrop Grumman Corp. $66.99, Tyco Int'l, Ltd. $45.32 (Call) (woc)	Jun-11/105.00		83,201,546	332,806

Hewlett-Packard Co. $42.53, Northrop Grumman Corp. $66.99, Tyco Int'l, Ltd. $45.32 (Call) (woc)	Jun-11/110.00		53,642,743	64,371

Hewlett-Packard Co. (Call)	Aug-11/47.50		1,676,326	477,250

Hewlett-Packard Co. (Call)	Aug-11/47.50		526,046	152,553

Hewlett-Packard Co. (Call)	May-11/60.00		7,563,354	756

iShares Russell 2000 Index Fund (Call)	May-11/50.00		6,332,045	93,271

JPMorgan Chase & Co. $45.05, Staples, Inc. $20.12, Tyco Int'l, Ltd. $44.41 (Call) (woc)	Jun-11/110.00		82,335,941	263,475

JPMorgan Chase & Co. $46.52, Parker Hannifin Corp. $86.44, Staples, Inc. $20.23 (Call) (woc)	Jun-11/105.00		74,832,378	456,478

JPMorgan Chase & Co. $46.52, Parker Hannifin Corp. $86.44, Staples, Inc. $20.23 (Call) (woc)	Jun-11/110.00		43,290,635	73,594

JPMorgan Chase & Co. (Call)	Jan-12/50.00		1,891,902	3,239,203

JPMorgan Chase & Co. (Call)	Jan-12/50.00		793,609	1,358,771

Parker Hannifin Corp. (Call)	May-11/105.00		1,201,289	60,064

Powershares QQQ (Call)	Jun-11/61.00		4,960,954	2,282,039

Powershares QQQ (Call)	Jun-11/61.00		2,362,324	1,181,162

Precision Castparts Corp. $141.82, Sandisk Corp. $45.68, Wells Fargo & Co. 32.69 (Call) (woc)	Jun-11/105.00		16,237,896	16,238

Precision Castparts Corp. $141.82, Sandisk Corp. $45.68, Wells Fargo & Co. 32.69 (Call) (woc)	Jun-11/110.00		30,099,515	12,040

Qualcomm, Inc. (Call)	Jan-12/60.00		2,089,282	7,584,907

SPDR Dow Jones Industrial Average ETF Trust (Call)	Jun-11/138.00		9,825,342	431,726

SPDR Dow Jones Industrial Average ETF Trust (Call)	Jun-11/138.00		2,897,235	184,844

SPDR Dow Jones Industrial Average ETF Trust (Call)	Jun-11/131.00		10,351,223	7,925,000

State Street Corp. (Call)	Jan-12/50.00		3,093,705	7,653,207

STOXX 600 Banks (Price) Index	Jun-11/EUR 246.76	EUR	237,430	11,094

SunTrust Banks, Inc. (Call)	Jul-11/$40.00		3,916,157	31,016

SunTrust Banks, Inc. (Call)	Jul-11/37.00		1,705,009	21,705

TOPIX Index (Call)	Jun-11/JPY 995.39	JPY	23,507,653	19,622

Wells Fargo & Co. (Call)	Jun-11/$36.00		1,669,826	33,397

Wells Fargo & Co. (Call)	Jun-11/38.00		6,352,897	24,903

Total purchased options outstanding (cost $52,536,041)				$42,734,961

INVESTMENT COMPANIES (0.8%)(a)
			Shares	Value

SPDR KBW Bank ETF(S)			389,000	$9,970,070

SPDR KBW Regional Banking ETF(S)			394,000	10,519,800

SPDR S&P Homebuilders ETF(S)			1,033,500	19,688,175

Total investment companies (cost $37,329,271)				$40,178,045

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Unisys Corp. Ser. A, 6.25% cv. pfd.(S)			53,264	$4,640,626

Total convertible preferred stocks (cost $5,326,400)				$4,640,626

U.S. TREASURY OBLIGATIONS (0.0%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities
2 3/8s, January 15, 2017(i)			1,099,064	1,272,199
1 1/4s, July 15, 2020(i)			72,014	76,425

U.S. Treasury Notes 1 1/4s, October 31, 2015(i)			348,000	340,361

Total U.S. treasury obligations (cost $1,688,985)				$1,688,985

SHORT-TERM INVESTMENTS (7.6%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills for effective yields from 0.09% to 0.15%, November 17, 2011(SEGSF)			$8,951,000	$8,943,043

U.S. Treasury Bills zero%, September 22, 2011(i)			537,000	536,839

Putnam Cash Collateral Pool, LLC 0.16%(d)			379,169,154	379,169,154

SSgA Prime Money Market Fund 0.09%(i)(P)			14,731,000	14,731,000

Total short-term investments (cost $403,382,538)				$403,380,036

TOTAL INVESTMENTS

Total investments (cost $5,349,031,323)(b)				$5,714,047,593

FORWARD CURRENCY CONTRACTS at 4/30/11 (aggregate face value $391,148,844) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse AG
	Euro	Sell	5/24/11	$99,400,349	$95,258,545	$(4,141,804)
	Japanese Yen	Sell	5/24/11	111,676,635	107,852,686	(3,823,949)
UBS AG
	Brazilian Real	Sell	5/24/11	30,967,475	30,664,944	(302,531)
	British Pound	Sell	5/24/11	162,971,499	157,372,669	(5,598,830)

Total						$(13,867,114)

WRITTEN OPTIONS OUTSTANDING at 4/30/11 (premiums received $12,688,319) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Best Buy Co., Inc. (Call)		3,469,780	Jan-12/$37.50	$3,231,948
Best Buy Co., Inc. (Call)		430,378	Jan-12/37.50	412,265
CurrencyShares Euro Trust (Put)		2,026,802	May-11/140.00	222,928
Financial Select Sector SPDR Fund (Call)		1,977,443	Sep-11/20.00	58,694
Goldman Sachs Group, Inc. (The) (Call)		865,814	Jun-11/190.00	4,641
Hewlett-Packard Co. (Call)		1,676,326	Aug-11/52.50	93,204
Hewlett-Packard Co. (Call)		526,046	Aug-11/52.50	31,563
Qualcomm, Inc. (Call)		2,089,282	Jan-12/65.00	4,232,436
State Street Corp. (Call)		3,093,705	Jan-12/55.00	3,457,834
SunTrust Banks, Inc. (Call)		1,705,009	Jul-11/40.00	13,504
SunTrust Banks, Inc. (Call)		3,916,157	Jul-11/45.00	2,428
TOPIX Index (Call)	JPY	23,507,653	Jun-11/JPY 1,040.64	2,602

Total				$11,764,047

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
baskets	132,455	$—	4/9/12	(1 month USD-LIBOR-BBA plus 40 bps)	A basket (GSCBPBAT) of common stocks	$(440,650)
baskets	68,880	—	4/6/12	(1 month USD-LIBOR-BBA plus 40 bps)	A basket (GSCBPBAT) of common stocks	120,603

Total						$(320,047)

Key to holding's currency abbreviations
EUR	Euro
JPY	Japanese Yen
Key to holding's abbreviations
ADR	American Depository Receipts
ADS	American Depository Shares
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
SPDR	S&P 500 Index Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2010 through April 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $5,308,515,765.
(b)	The aggregate identified cost on a tax basis is $5,362,866,717, resulting in gross unrealized appreciation and depreciation of $585,836,099 and $234,655,223, respectively, or net unrealized appreciation of $351,180,876.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $372,225,964. Certain of these securities were sold prior to the close of the reporting period. The fund received cash collateral of $379,169,154 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $96,004 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,541,566,895 and $1,696,511,393, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.
(P)	The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Securities on loan, in part or in entirety, at the close of the reporting period.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
(WOC)	Represents a worst-of-call-option that is a basket of common stocks. All mature on the option's expiration date but have different underliers. At expiration, only one settles and this is chosen in the issuer's favor.
At the close of the reporting period, the fund maintained liquid assets totaling $15,815,800 to cover certain derivatives contracts.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR or ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 232,400,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 29,500,000 on written options contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $251,000,000 on forward currency contracts for the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $67,900,000 on total return swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $4,713,261 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $7,965,753 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $8,945,629.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$612,296,418	$112,461,079	$—
Consumer staples	64,634,942	—	—
Energy	404,469,098	42,802,090	—
Financials	540,131,181	14,253,991	4,359,764
Health care	423,158,892	15,101,938	—
Industrials	710,750,298	81,696,686	—
Information technology	1,654,628,256	50,846,356	—
Materials	183,477,408	141,658,622	—
Telecommunication services	20,362,458	—	—
Utilities	—	7,161,495	—
Total common stocks	4,613,908,951	465,982,257	4,359,764
Convertible preferred stocks	—	4,640,626	—
Investment Companies	40,178,045	—	—
Purchased options outstanding	—	42,734,961	—
U.S. Treasury Obligations	—	1,688,985	—
Warrants	137,173,968	—	—
Short-term investments	14,731,000	388,649,036	—

Totals by level	$4,805,991,964	$903,695,865	$4,359,764

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(13,867,114)	$—
Written options	—	(11,764,047)	—
Total return swap contracts	—	(320,047)	—

Totals by level	$—	$(25,951,208)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$—	$13,867,114
Equity contracts	180,029,532	12,204,697

Total	$180,029,532	$26,071,811

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Voyager Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: June 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 28, 2011